Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000040834
Shareholder Report [Line Items]
Fund Name	Overseas Stock Fund
Class Name	Investor Class
Trading Symbol	TROSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Investor Class	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 23,071,128,000
Holdings Count | Holding	149
InvestmentCompanyPortfolioTurnover	12.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$23,071,128
Number of Portfolio Holdings	149

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.2%
Industrials & Business Services	16.1
Health Care	11.5
Consumer Discretionary	11.0
Information Technology	10.8
Consumer Staples	8.0
Materials	5.3
Energy	3.3
Communication Services	3.2
Other	6.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Siemens	3.0%
Nestle	2.4
Unilever	2.2
Taiwan Semiconductor Manufacturing	2.0
SAP	1.9
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
Roche Holding	1.6
ASML Holding	1.6
Tokio Marine Holdings	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159131
Shareholder Report [Line Items]
Fund Name	Overseas Stock Fund
Class Name	Advisor Class
Trading Symbol	PAEIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Advisor Class	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 23,071,128,000
Holdings Count | Holding	149
InvestmentCompanyPortfolioTurnover	12.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$23,071,128
Number of Portfolio Holdings	149

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.2%
Industrials & Business Services	16.1
Health Care	11.5
Consumer Discretionary	11.0
Information Technology	10.8
Consumer Staples	8.0
Materials	5.3
Energy	3.3
Communication Services	3.2
Other	6.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Siemens	3.0%
Nestle	2.4
Unilever	2.2
Taiwan Semiconductor Manufacturing	2.0
SAP	1.9
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
Roche Holding	1.6
ASML Holding	1.6
Tokio Marine Holdings	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159132
Shareholder Report [Line Items]
Fund Name	Overseas Stock Fund
Class Name	I Class
Trading Symbol	TROIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - I Class	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 23,071,128,000
Holdings Count | Holding	149
InvestmentCompanyPortfolioTurnover	12.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$23,071,128
Number of Portfolio Holdings	149

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.2%
Industrials & Business Services	16.1
Health Care	11.5
Consumer Discretionary	11.0
Information Technology	10.8
Consumer Staples	8.0
Materials	5.3
Energy	3.3
Communication Services	3.2
Other	6.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Siemens	3.0%
Nestle	2.4
Unilever	2.2
Taiwan Semiconductor Manufacturing	2.0
SAP	1.9
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
Roche Holding	1.6
ASML Holding	1.6
Tokio Marine Holdings	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219339
Shareholder Report [Line Items]
Fund Name	Overseas Stock Fund
Class Name	Z Class
Trading Symbol	TRZSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 23,071,128,000
Holdings Count | Holding	149
InvestmentCompanyPortfolioTurnover	12.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$23,071,128
Number of Portfolio Holdings	149

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.2%
Industrials & Business Services	16.1
Health Care	11.5
Consumer Discretionary	11.0
Information Technology	10.8
Consumer Staples	8.0
Materials	5.3
Energy	3.3
Communication Services	3.2
Other	6.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Siemens	3.0%
Nestle	2.4
Unilever	2.2
Taiwan Semiconductor Manufacturing	2.0
SAP	1.9
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
Roche Holding	1.6
ASML Holding	1.6
Tokio Marine Holdings	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless